Overview - Management and organizational structure (Details) $ in Thousands		3 Months Ended	6 Months Ended
	Jun. 17, 2017 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) item subsidiary segment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Overview
Number of operating segments | segment			1
Numbered of owned vessels in operation | item			24
Number of chartered vessels in operations | item			3
Average Age Of Vessels			8 years 7 months 6 days
Number of wholly owned subsidiaries | subsidiary			79
Common stock | $			$ 391		$ 364
Payments for equity investments | $			$ 238	$ 4,998
Anglo Ardmore Ship Management Limited
Overview
Number of joint ventures | item			1
Percentage of ownership interest (as a percent)			50.00%
e1 Marine LLC
Overview
Number of joint ventures | item			1
Percentage of ownership interest (as a percent)	33.33%		33.33%
Element 1 Corp.
Overview
Percentage of ownership interest (as a percent)	10.00%		10.00%
Common stock | $	$ 5,300	$ 5,300		$ 5,300
Payments for equity investments | $	$ 4,000	$ 5,000